Cover	Nov. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2023
Current Fiscal Year End Date	--08-31
Entity File Number	000-56532
Entity Registrant Name	PLASMA INNOVATIVE INC.
Entity Central Index Key	0001883835
Entity Tax Identification Number	87-1918342
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	523 School House Rd.
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348
City Area Code	267
Local Phone Number	467-5871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	PMIN
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false